Financial Instruments and Risks Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments and Risks Management
Schedule of financial instruments by category

	December 31,	December 31,
	2019	2018
Assets
Amortized cost
Cash and cash equivalents (Note 5)	3,249,127	4,387,453
Trade accounts receivable (Note 7)	3,035,817	2,537,058
Other assets	563,993	263,110
	6,848,937	7,187,621
Fair value through other comprehensive income
Other investments (Note 14)	20,048	—
	20,048	—

Fair value through profit or loss
Derivative financial instruments (Note 4.6)	1,098,972	493,934
Marketable securities (Note 6)	6,330,334	21,098,565
	7,429,306	21,592,499
	14,298,290	28,780,120
Liabilities
Amortized cost
Loans, financing and debentures (Note 18.1)	63,684,326	35,737,509
Lease liabilities (Note 19.2)	3,984,070	—
Liabilities for assets acquisitions and subsidiaries (Note 23)	541,615	992,512
Trade accounts payable (Note 17)	2,376,459	632,565
Other liabilities	578,061	404,655
	71,164,531	37,767,241
Fair value through profit or loss
Derivative financial instruments (Note 4.6)	2,917,913	1,636,700
	2,917,913	1,636,700
	74,082,444	39,403,941

Summary of estimated fair value of loans and financing

	Yield used	December 31,	December 31,
	to discount	2019	2018
Quoted in the secondary market
In foreign currency
Bonds	U.S.$	30,066,087	15,035,165
Estimated to present value
In foreign currency
Export credits ("Pre-payment")	LIBOR U.S.$	17,213,963	12,819,072
Export credits ("Finnvera")	LIBOR U.S.$		832,907
Export credits ("ACC/ACE")	DI 1	575,521	1,732,088
In local currency
BNP – Forest Financing	DI 1	193,646
BNDES – TJLP	DI 1	1,895,959	206,601
BNDES - TLP	DI 1	535,812
BNDES – Fixed	DI 1	113,979	348,827
BNDES – Selic ("Special Settlement and Custody System")	DI 1	693,969
BNDES - Currency basket	DI 1	54,420	169,243
CRA ("Agribusiness Receivables Certificate")	DI 1	6,039,983	2,383,775
Debentures	DI 1	5,534,691	4,721,603
FINAME ("Special Agency of Industrial Financing")	DI 1	14,168
FINEP ("Financier of Studies and Projects")	DI 1	5,138
NCE ("Export Credit Notes")	DI 1	1,445,383	1,501,623
NCR ("Rural Credit Notes")	DI 1	288,122	297,375
Export credits ("Pre-payment")	DI 1	1,464,798
FDCO ("West Center Development Fund")	DI 1	571,904
		66,707,543	40,048,279

Schedule of contractual maturities of financial liabilities

	December 31,
	2019
	Total book	Total future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	2,376,459	2,376,459	2,376,459	—	—	—
Loans, financing and debentures	63,684,326	89,708,210	8,501,278	5,692,149	29,088,292	46,426,491
Lease liabilities	3,984,070	7,109,966	559,525	1,426,011	1,186,386	3,938,044
Liabilities for asset acquisitions and subsidiaries	541,615	618,910	103,132	101,149	315,989	98,640
Derivative financial instruments	2,917,913	8,299,319	1,488,906	415,791	1,258,200	5,136,422
Other liabilities	578,061	578,061	456,338	121,723	—	—
	74,082,444	108,690,925	13,485,638	7,756,823	31,848,867	55,599,597

	December 31,
	2018
	Total book	Total future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	632,565	632,565	632,565	—	—	—
Loans, financing and debentures	35,737,509	54,020,082	5,158,441	4,091,669	18,372,597	26,397,375
Liabilities for asset acquisitions and subsidiaries	992,512	1,099,331	495,862	100,715	316,730	186,024
Derivative financial instruments	1,636,700	2,149,710	790,679	736,715	465,853	156,462
Other liabilities	404,655	404,655	367,314	37,341	—	—
	39,403,941	58,306,342	7,444,861	4,966,440	19,155,180	26,739,859

Schedule of credit exposures using internal credit grading

	December 31,	December 31,
	2019	2018
Low (1)	2,775,364	2,447,184
Average (2)	168,836	66,587
High (3)	133,613	60,466
	3,077,813	2,574,237
1)	Current and overdue to 30 days.
2)	Overdue between 30 and 90 days.
3)	Overdue more than 90 days and renegotiated with the customer or with guarantees.

Schedule of the book value of financial assets representing the exposure to credit risk

	December 31,	December 31,
	2019	2018
Cash and cash equivalents	3,249,127	4,387,453
Marketable securities	6,330,334	21,098,565
Derivative financial instruments	830,426	493,934
	10,409,887	25,979,952

Schedule of credit exposures using external credit grading

	Cash and cash equivalents and
	marketable securities		Derivative financial instruments
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Risk rating (1)
AAA	190,360	19,736,151	—	141,296
AA+	—	5,257,518	—	—
AA	—	68,207	—	259,711
AA-	56,388	422,899	—	—
A+	606,757	—	27,363	—
A	188,458	80	165,851	51,281
A-	211,238	1,160	222,761	—
brAAA	7,153,079	—	404,693	—
brAA+	745,177	—	9,758	—
brAA	372,188	—	—	—
brAA-	23,050	—	—	—
brA	17,847	—	—	—
Others	14,919	1	—	41,646
	9,579,461	25,486,016	830,426	493,934
1)	We use the Brazilian Risk Rating and the rating is given by agencies Fitch Ratings, Standard & Poor’s and Moody’s.

Schedule of net exposure of assets and liabilities in foreign currency

	December 31,	December 31,
	2019	2018
Assets
Cash and cash equivalents	2,527,834	1,143,968
Trade accounts receivables	2,027,018	1,661,108
Derivative financial instruments	9,440,141	493,685
	13,994,993	3,298,761

Liabilities
Trade accounts payables	(1,085,207)	(72,680)
Loans and financing	(45,460,138)	(26,384,721)
Liabilities for asset acquisitions and subsidiaries	(288,172)	(333,049)
Derivative financial instruments	(11,315,879)	(1,464,569)
	(58,149,396)	(28,255,019)
Net liability exposure	(44,154,403)	(24,956,258)

Summary of yield curves used to calculate fair value of derivative financial instruments

Interest rate curves
Term	Brazil	United States of America	Dollar coupon
1M	4.41% p.a.	1.91% p.a.	13.33% p.a.
6M	4.33% p.a.	1.84% p.a.	4.37% p.a.
1A	4.56% p.a.	1.77% p.a.	3.40% p.a.
2A	5.28% p.a.	1.68% p.a.	2.93% p.a.
3A	5.79% p.a.	1.66% p.a.	2.81% p.a.
5A	6.43% p.a.	1.70% p.a.	2.87% p.a.
10A	7.01% p.a.	1.86% p.a.	3.31% p.a.

Schedule of derivatives by type of contract

	Notional value in U.S.$		Fair value
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Instruments contracted with protection strategy
Operational Hedge
NDF (R$ x U.S.$)	—	150,000	—	17,036
Zero Cost Collar (R$ x U.S.$)	3,425,000	3,040,000	67,078	(134,814)

Debt hedge
Interest rate hedge
Swap LIBOR to Fixed (U.S.$)	2,750,000	2,757,143	(444,910)	(170,707)
Swap IPCA to CDI (notional in Reais)	843,845	—	233,255	—
Swap IPCA to Fixed (U.S.$)	121,003	—	30,544	—
Swap CDI x Fixed (U.S.$)	3,115,614	2,402,110	(1,940,352)	(853,141)
Pre-fixed Swap to U.S.$ (U.S.$)	350,000		(33,011)

Hedge de Commodity
Swap US-CPI standing wood (U.S.$)	679,485		268,547
Swap Bunker (oil)	365	5,344	(92)	(1,140)
			(1,818,941)	(1,142,766)

Current assets			260,273	352,454
Non-current assets			838,699	141,480
Current liabilities			(893,413)	(596,530)
Non-current liabilities			(2,024,500)	(1,040,170)

			(1,818,941)	(1,142,766)

Schedule of maturity analysis for derivatives

	December 31,	December 31,
	2019	2018
2019	—	(244,069)
2020	(633,644)	(180,333)
2021	98,850	87,851
2022	(154,734)	83,692
2023	185,209	80,052
2024	(197,718)	82,963
2025	(606,827)	(486,958)
2026 onwards	(510,077)	(565,964)
	(1,818,941)	(1,142,766)

Schedule of long and short positions of outstanding derivatives

	Notional value			Fair value
		December 31,	December 31,	December 31,	December 31,
	Currency	2019	2018	2019	2018
Debt hedge
Assets
Swap CDI x Fixed (U.S.$)	R$	11,498,565	8,722,620	11,673,117	119,178
Swap Pre-Fixed to U.S.$ (U.S.$)	R$	1,317,226		1,478,336	—
Swap LIBOR x Fixed (U.S.$)	U.S.$	2,750,000	2,757,143	11,063,970	—
Swap IPCA x CDI	IPCA	933,842		1,093,067	—
Swap IPCA x U.S.$	IPCA	499,441		579,307	—
				25,887,797	119,178
Liabilities
Swap CDI x Fixed (U.S.$)	U.S.$	3,115,614	2,402,110	(13,613,469)	(972,319)
Swap LIBOR x Fixed (U.S.$)	U.S.$	350,000	2,757,143	(1,511,347)	(170,707)
Swap LIBOR x Fixed (U.S.$)	U.S.$	2,750,000		(11,508,880)	—
Swap IPCA x CDI	R$	843,845		(859,812)	—
Swap IPCA x U.S.$	U.S.$	121,003		(548,763)	—
				(28,042,271)	(1,143,026)
				(2,154,474)	(1,023,848)
Operational hedge
Zero cost collar (U.S.$ x R$)	U.S.$	3,425,000	3,040,000	67,078	(134,814)
NDF (R$ x U.S.$)	U.S.$	—	150,000		17,036
				67,078	(117,778)
Commodity hedge
Swap US-CPI (standing wood)	U.S.$	679,485	—	268,547	—
Swap Bunker (oil)	U.S.$	365	5,344	(92)	(1,140)
				268,455	(1,140)
				(1,818,941)	(1,142,766)

Schedule of settled derivatives

	December 31,	December 31,
	2019	2018
Operational hedge
Zero cost collar (R$ x U.S.$)	(104,040)	(110,271)
NDF (R$ x U.S.$)	63,571	(1,235,448)
	(40,469)	(1,345,719)
Commodity hedge
Swap Bunker (oil)	3,804	—
	3,804	—
Debt hedge
Swap CDI x Fixed (U.S.$)	(68,362)	19,145
Swap IPCA x CDI	23,024	—
Swap Pre-Fixed to U.S.$ (U.S.$)	(26,358)	—
Swap LIBOR x Fixed (U.S.$)	(27,088)	(4,939)
	(98,784)	14,206
	(135,449)	(1,331,513)

Schedule of fair value hierarchy

	December 31,
	2019
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments	—	1,098,972	—	1,098,972
Marketable securities	1,631,319	4,699,015	—	6,330,334
	1,631,319	5,797,987	—	7,429,306

Fair value through other comprehensive income
Other investments - CelluForce	—	—	20,048	20,048
	—	—	20,048	20,048

Biological assets			10,571,499	10,571,499
	—	—	10,571,499	10,571,499
Total assets	1,631,319	5,797,987	10,591,547	18,020,853

Liabilities
Fair value through profit or loss
Derivative financial instruments	—	2,917,913	—	2,917,913
	—	2,917,913	—	2,917,913
Total liabilities	—	2,917,913	—	2,917,913

	December 31,
	2018
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments	—	493,934	—	493,934
Marketable securities	14,933,513	6,165,052	—	21,098,565
	14,933,513	6,658,986	—	21,592,499

Biological assets	—	—	4,935,905	4,935,905
	—	—	4,935,905	4,935,905
Total Assets	14,933,513	6,658,986	4,935,905	26,528,404

Liabilities
Fair value through profit or loss
Derivative financial instruments	—	1,636,700	—	1,636,700
	—	1,636,700	—	1,636,700
Total Liabilities	—	1,636,700	—	1,636,700

Exchange rate risk | Financial instruments, excluding derivatives
Financial Instruments and Risks Management
Summary of sensitivity analysis

	December 31,
	2019
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
Cash and cash equivalents	2,527,834	631,959	1,263,917
Trade accounts receivable	2,027,018	506,755	1,013,509
Trade accounts payable	1,085,207	271,302	542,604
Loans and financing	45,460,138	11,365,035	22,730,069
Liabilities for asset acquisitions and subsidiaries	288,172	72,043	144,086

Exchange rate risk | Derivative financial instruments
Financial Instruments and Risks Management
Summary of sensitivity analysis

	December 31,
	2019
	Effect on profit or loss and equity
		Possible	Remote	Possible	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
Financial instruments derivatives
Derivative options	(2,198,750)	(4,087,518)	(8,175,033)	(4,087,510)	(8,175,024)
Derivative swaps	66,981	(2,710,465)	(6,048,324)	(3,011,787)	(6,383,188)

Interest rate risk | Financial instruments, excluding derivatives
Financial Instruments and Risks Management
Summary of sensitivity analysis

	December 31,
	2019
	Effect on profit or loss and equity
	Probable	Possible (25%)	Remote (50%)
CDI
Cash and cash equivalents	630,075	6,931	13,862
Marketable securities	6,330,334	69,634	139,267
Loans and financing	11,482,992	581,039	252,626

TJLP
Loans and financing	9,720,880	622,671	270,727

LIBOR
Loans and financing	16,229,715	356,183	154,862

Interest rate risk | Derivative financial instruments
Financial Instruments and Risks Management
Summary of sensitivity analysis

	December 31,
	2019
	Effect on profit or loss and equity
		Probable	Remote	Probable	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
CDI
Financial instruments derivatives
Liabilities
Derivative options	66,981	(72,473)	(142,327)	75,530	154,446
Derivative swaps	(2,198,750)	(42,752)	(83,345)	44,995	92,339
Libor
Financial instruments derivatives
Liabilities
Derivative swaps	(2,198,750)	163,314	326,151	(163,811)	(328,121)

U.S. Consumer Price Index | Derivative financial instruments
Financial Instruments and Risks Management
Summary of sensitivity analysis

	December 31,
	2019
	Impact of an increase/decrease of
	US-CPI on the fair value
	Probable	Possible (25%)	Remote (50%)
Embedded derivative in forestry partnership and standing wood supply agreements	268,547	107,815	220,514

Commodity price risk
Financial Instruments and Risks Management
Summary of sensitivity analysis

	December 31,
	2019
	Impact of an increase/decrease of price risk
	Probable	Possible (25%)	Remote (50%)
Oil derivative	(92)	478	864